Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Other revenue	$ 0.0	$ 0.0
Collaborative research agreement with Merck & Co., Inc.
Revenue
Revenue recognized from research and development services	0.1
Maximum amount of potential future collaboration revenue eligible to earn	$ 0.5
Collaborative research agreement with Merck & Co., Inc. | Horsholm, Denmark
Revenue
Percentage of revenues earned	100.00%